LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET (Tables)	12 Months Ended
Dec. 31, 2023
LOAN FROM SHAREHOLDER
Schedule of Long term loans from financial institutions
	For the year ended December 31
	2023	2022
Long term loans from financial institutions	59,792	54,926